Basis of accounting (Policies)	11 Months Ended
Dec. 31, 2019
Basis Of Presentation [Abstract]
Basis of preparation
Basis of preparation
The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards and IFRS Interpretations Committee interpretations ('IFRS') as issued by the IASB. The Consolidated Financial Statements have been prepared on a going concern basis and under the historical cost convention modified by revaluation of financial assets and financial liabilities held at fair value through profit and loss. These Consolidated Financial Statements were authorized by the Board of Directors on April 30, 2020.

Going concern
Going concern
The financial information in these financial statements has been prepared assuming the Group will continue on a going concern basis. Based on management's forecasts, the Group's existing cash and cash equivalents, anticipated payments from BARDA under its contract for the development of ridinilazole, anticipated payments from CARB-X under its contract for the development of its gonorrhea antibiotic program, and anticipated milestone payments from its license and commercialization agreement with Eurofarma are expected to be sufficient to enable the Group to fund its operating expenses and capital expenditure requirements through January 31, 2021. The Group will need to raise additional funding in order to support, beyond this date, its planned research and development efforts, its preparatory commercialization related activities should ridinilazole receive marketing approval, as well as to support activities associated with operating as a public company in the United States.
The Group is evaluating various options to finance its cash needs through a combination of some, or all, of the following: equity offerings, collaborations, strategic alliances, grants and clinical trial support from government entities, philanthropic, non-government and not-for-profit organizations and patient advocacy groups, debt financings, and marketing, distribution or licensing arrangements. While the Group believes that funds would be available in this manner before the end of January 2021, there can be no assurance that the Group will be able to generate funds, on terms acceptable to the Group, on a timely basis or at all, which would impact the Group’s ability to continue as a going concern. The failure of the Group to obtain sufficient funds on acceptable terms when needed could have a material adverse effect on the Group’s business, results of operations and financial condition.
Should the Group be unable to raise additional funding, management has the ability to take mitigating action to fund its operating expenses and capital expenditure requirements in relation to its clinical development activities for only a short period beyond 12 months from the date of issuance of these financial statements. These circumstances represent a material uncertainty which may cast and raise significant doubt on the Group’s ability to continue as a going concern.

Use of estimates
Use of estimates
The preparation of the financial statements, in conformity with IFRS, requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Although these estimates are based on management’s best knowledge of the amount, event or actions, actual results may ultimately differ from those estimates. The areas involving higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the Consolidated Financial Statements are disclosed in Note 2 ‘Critical accounting judgments and key sources of estimation uncertainty.’

Basis of consolidation
Basis of consolidation
The Consolidated Financial Statements incorporate the financial statements of the Group and entities controlled by the Group made up to the reporting date. Control is achieved where the Company has the power to govern the financial and operating policies of an investee entity so as to obtain benefits from its activities.
The results of subsidiary undertakings acquired or disposed of in the year / period are included in the Consolidated Statement of Comprehensive Income from the effective date of acquisition or up to the effective date of disposal, as appropriate. Where necessary, adjustments are made to the financial statements of subsidiaries to bring the accounting policies used into line with those used by the Group.
1. Basis of accounting (continued)
All intra-group transactions, balances, income and expenses are eliminated on consolidation.

Revenue recognition
Revenue recognition
Revenue is accounted for in line with principles of IFRS 15 'Revenue from contracts with customers.'
Licensing agreements may consist of multiple elements and provide for varying consideration terms, such as upfront, development, regulatory and sales milestones, sales-based royalties and similar payments. Such arrangements are determined to be within the scope of IFRS 15 and are assessed under the five-step model of the standard to determine revenue recognition. The distinct performance obligations within the contract and the arrangement transaction price are identified. The fair value of the arrangement transaction price is allocated to the different performance obligations based on the relative stand-alone selling price of those services provided and the performance obligation activities to which the terms of the payments specifically relate. The allocated transaction price is recognized over the respective performance period of each performance obligation. Amounts received in advance of the revenue recognition criteria being met are initially reported as deferred revenue on the Consolidated Statement of Financial Position and are recognized as revenue over the development period.
Development and regulatory approval milestone payments are included within the allocated transaction price only when it becomes highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. Revenues attributable to the development cost share element of a licensing agreement are also recognized over the performance period.
Sales-based royalty income and related milestone payments are recognized in the period when the related sales occur or when the relevant milestone is achieved, as the license granted is the predominant element of the performance obligation and the payments are inherently received once the development period is completed and the license granted is useable.

Business Combinations
Business Combinations
The cost of an acquisition is measured as the fair value of the assets exchanged, equity instruments issued and liabilities incurred or assumed at the date of exchange. Identifiable assets acquired together with liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The excess of the cost of acquisition over the fair value of the identifiable net assets is recorded as goodwill. Goodwill is not amortized but is reviewed for impairment at least annually and more frequently whenever there is an indication of impairment.

Intangible Assets
Intangible Assets
In-process research and development that is separately acquired as part of a company acquisition or in-licensing agreement is capitalized even if they have not yet demonstrated technical feasibility, which is usually signified by regulatory approval. Amortization will commence when either products underpinned by the intellectual property rights or the rights themselves become available for use. Intangible assets not subject to amortization are tested for impairment at least annually or whenever there is an indicator of impairment.
The intangible asset relating to the acquired Discuva Platform capitalized as part of the acquisition of Discuva Limited in December 2017 is available for use. As such, it is subject to amortization over the period of the relevant associated patents.
Other intangible assets are amortized in equal installments over their useful estimated lives as follows:

All patents (once filed)	Over the period of the relevant patents (assumed to be 20 years)
Software licenses	3-5 years
Option over non-financial assets	Over the period of the relevant agreement

Impairment of assets
Impairment of assets
At each year / period end date, the Group reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss.
For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units).
An impairment loss is recognized for the amount by which the asset’s or cash-generating unit’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of fair value, reflecting market conditions less costs to sell, and value in use based on an internal discounted cash flow evaluation, where appropriate. Impairment losses recognized for cash-generating units are charged pro rata to the other assets in the cash generating unit. All tangible and intangible assets are subsequently reassessed for indications that an impairment loss previously recognized may no longer exist. See Note 14 'Goodwill' and Note 15 ‘Intangible assets’ for details.

Property, plant and equipment
Property, plant and equipment
Property, plant and equipment are stated at cost less depreciation. Cost comprises the purchase price plus any incidental costs of acquisition and commissioning. Depreciation is calculated to write-off the cost, less residual value, in equal annual installments over their estimated useful lives as follows:

Leasehold improvements	Over the period of the remaining lease
Right of use assets	Over the period of the lease
Laboratory equipment	2-10 years
Office and IT equipment	3-5 years

The residual value, if not insignificant, is reassessed annually.

Financial liabilities on funding arrangements
Financial liabilities on funding arrangements
When entering into funding agreements with charitable and not for profit organizations, management is required to assess whether, based on the terms of the agreement, it can avoid a transfer of cash by settling using a non-financial obligation. Under IFRS, when such arrangements also give the counterparties rights over unexploited intellectual property, all or part of the funding agreement should be accounted for as a financial liability recognized in the Statement of Financial Position rather than as a charitable grant.
Financial liabilities are initially recognized at fair value using a discounted cash flow model with the difference between the fair value of the liability and the cash received considered to represent a charitable grant. The financial liabilities are subsequently measured at amortized cost using discounted cash flow models which calculate the risk adjusted net present values of estimated potential future cash flows for the relevant project. The financial liabilities are remeasured when there is a specific significant event that provides evidence of a significant change in the probability of successful development such as the completion of a phase of research or public reporting of significant interim data and changes in use or market for a product. The model is updated for changes in the clinical probability of success and other associated assumptions with the discount factor remaining unchanged within the model.

Provisions
Provisions
Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, where it is probable that an outflow of resources will be required to settle the obligation, and where a reliable estimate can be made of the amount of the obligation. If the effect of the time value of money is material, the expected future cash flows will be discounted using a pre-tax risk-free discount rate.

Other operating income
Other operating income
Other operating income includes income received and recognized from government agencies, philanthropic, non-government, not for profit organizations and patient advocacy groups which are accounted for in accordance with IAS 20, ‘Accounting for Government Grants and Disclosure of Government Assistance.’ Monies received through these means are held as deferred income in the Consolidated Statement of Financial Position and are released to the Consolidated Statement of Comprehensive Income as the underlying expenditure is incurred and to the extent the conditions of the grant are met.

Foreign currencies
Foreign currencies
Transactions in foreign currencies are recorded at the rate ruling at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the rate of exchange ruling at the year end date. All differences are taken to the Consolidated Statement of Comprehensive Income.
Assets and liabilities of subsidiaries that have a functional currency different from the presentation currency (pound sterling) are translated at the closing rate at the date of each statement of financial position presented. Income and expenses are translated at average exchange rates. Any resulting differences are recognized in other comprehensive income / (loss) in the Consolidated Statement of Comprehensive Income.

Employee benefits
Employee benefits
All employee benefit costs, notably holiday pay, bonuses and contributions to Group or personal defined contribution pension schemes are charged to the Consolidated Statement of Comprehensive Income on an accruals basis.

Leases
Leases
At inception of a contract, a company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. A right-of-use asset and a lease liability are recognized at the lease commencement date. The right-of-use asset is initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. The assets are depreciated to the earlier of the end of the useful life of the right-of-use asset or the lease term using the straight-line method. The lease term includes periods covered by an option to extend if it is reasonably certain to exercise that option and period covered by an option to terminate if it is reasonably certain not to exercise that option. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the applicable incremental borrowing rate. The lease liability is subsequently measured at amortized cost using the effective interest method and is remeasured when there is a change in future lease payments or if the assessment of whether a company will exercise a purchase, extension or termination option.

Research and development
Research and development
All ongoing research expenditure is currently expensed in the period in which it is incurred. Due to the regulatory environment inherent in the development of the Group’s products, the criteria for development costs to be recognized as an asset, as set out in IAS 38 ‘Intangible Assets,’ are not met until a product has received regulatory approval, and it is probable that future economic benefit will flow to the Group. The Group currently has no qualifying expenditure.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents include cash in hand and deposits held on call with the bank.
Share-based payments
Share-based payments
In accordance with IFRS 2 ‘Share-based Payment,’ share options and restricted stock units are measured at fair value at their grant date. The fair value for the majority of the options is calculated using the Black-Scholes formula and charged to the Consolidated Statement of Comprehensive Income on a straight-line basis over the expected vesting period. For those options issued with vesting conditions other than remaining in employment (for example, those conditional upon the Group achieving certain predetermined financial criteria) a simulation model has been used. At each period end date, the Group revises its estimate of the number of options that are expected to become exercisable. This estimate is not revised according to estimates of changes in market based conditions.

Current taxation
Current taxation
Income tax is recognized or provided at amounts expected to be recovered or paid using the tax rates and tax laws that have been enacted or substantively enacted at the period end date.
1. Basis of accounting (continued)
Current tax includes research and development tax credits which are calculated in accordance with the U.K. research and development tax credit regime applicable to small and medium sized companies. Research and development expenditure which is not eligible for reimbursement under the small and medium sized companies regime, such as expenditure incurred on projects for which we receive income, may be reimbursed under the U.K. Research and Development Expenditure Credit (‘RDEC’) scheme. Receipts under the RDEC scheme are presented within other operating income as they are similar in nature to grant income.

Deferred taxation
Deferred taxation
Deferred tax assets and liabilities are recognized where the carrying amount of an asset or liability in the Consolidated Statement of Financial Position differs from its tax base, except for differences arising on:

•	the initial recognition of goodwill;

•	the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction affects neither accounting or taxable profit; and

•
investments in subsidiaries and jointly controlled entities where the Group is able to control the timing of the reversal of the difference, and it is probable that the difference will not reverse in the foreseeable future.

Recognition of deferred tax assets is restricted to those instances where it is probable that taxable profit will be available against which the difference can be utilized.
The amount of the asset or liability is determined using tax rates that have been enacted or substantively enacted by the reporting date and are expected to apply when the deferred tax liabilities / (assets) are settled / (recovered).

Financial instruments
Financial instruments
The Group recognizes financial assets and liabilities in the respective categories ‘Financial assets at amortized cost’ and ‘Financial liabilities measured at amortized cost.’ Financial assets at amortized cost are non-derivative financial assets which are held to collect the contractual cash flows on specified dates. They arise when the Group provides money, goods or services directly to the debtor with no intention of trading the receivable. They are included in current assets, except for maturities greater than 12 months after the year / period end date, which are classified as non-current assets. Other liabilities consist of trade and other payables, being balances arising in the course of normal business with suppliers, contractors and other service providers, and borrowings, being loans and hire purchase funds advanced for the refit of leasehold premises and the purchase of laboratory equipment, fixtures and fittings. Financial assets at amortized cost, and other liabilities are initially recorded at fair value, and thereafter at amortized cost, if the timing difference is deemed to impact the fair value of the asset or liability. The contingent liability is accounted for as a liability and its value is measured at amortized cost using the effective interest rate method, and is re-measured for changes in estimated cash flows or when the probability of success changes.
The Group assesses at each year / period end date the expected credit losses of a financial asset or a group of financial assets with consideration given to the risk of default occurring. Expected credit losses are the difference between the contractual cash flows due to the Group and the cash flows the Group expects to receive.
The Group does not hold or trade in derivative financial instruments.

Warrants
Warrants
Warrants issued by the Group are recognized and classified as equity when, upon exercise, the Company would issue a fixed amount of its own equity instruments (ordinary shares) in exchange for a fixed amount of cash or another financial asset.
Consideration received, net of incremental costs directly attributable to the issue of such new warrants, is shown in equity. Such warrants are not remeasured at fair value in subsequent reporting periods.
Warrants issued in which external services are received as consideration for equity instruments of the company should be measured at the fair value of the goods or services received. Only if the fair value of the services cannot be measured reliably would the fair value of the equity instruments granted be used. The fair value for the warrants is calculated using the Black-Scholes formula and charged to the Consolidated Statement of Comprehensive Income on a straight-line basis over the period of the consulting services. If the services are terminated prior to the end of the consultancy agreement, the warrants cease vesting and any unvested portion of the warrants will lapse immediately.